Related Party Transactions (Details Textual)	Jun. 30, 2020 USD ($)	Jan. 08, 2020 USD ($)	Dec. 05, 2019 USD ($)	Jun. 30, 2019 USD ($)	Feb. 11, 2019 USD ($)	Apr. 20, 2018 USD ($)	Apr. 20, 2018 SGD ($)
Related Party Transactions (Textual)
Borrow amount	$ 2,161,239	$ 424,622	$ 707,704	$ 2,184,996	$ 50,208	$ 86,071
SGD [Member]
Related Party Transactions (Textual)
Borrow amount							$ 120,000